LONG TERM BONDS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
Total	$ 12,483
Bonds [Member] | Series A Bonds [Member]
Gross amount	$ 15,700
Interest rate	6.70%	6.70%
Debt issuance costs	$ 384
Long-term Debt, Fiscal Year Maturity [Abstract]
2016 (current maturity)	2,562
2017	2,562
2018	2,562
2019	2,562
2020	2,562
Thereafter	2,235
Total	$ 12,483
Bonds [Member] | Series A Bonds [Member] | Shekels [Member]
Gross amount | ₪		₪ 60,000